UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2013 (Unaudited)

	Principal
Bonds and Notes--99.5%	Amount ($)		Value ($)
U.S. Treasury Inflation Protected Securities:
0.13%, 4/15/16	19,987,845	a	20,543,747
0.13%, 4/15/17	54,366,048	a	56,251,898
0.13%, 1/15/22	50,584,222	a,b	50,234,483
0.13%, 7/15/22	22,821,031	a	22,612,424
0.13%, 1/15/23	9,443,024	a	9,238,668
0.50%, 4/15/15	7,090,081	a	7,239,639
0.63%, 7/15/21	5,956,054	a,b	6,230,127
0.63%, 2/15/43	656,100	a,b	544,922
1.75%, 1/15/28	3,706,216	a,b	4,172,098
1.88%, 7/15/15	17,639,677	a,b	18,587,810
2.00%, 1/15/26	12,118,918	a	14,041,851
2.13%, 1/15/19	27,863,782	a	31,767,972
2.13%, 2/15/40	7,579,550	a	9,060,526
2.13%, 2/15/41	10,839,569	a,b	12,974,878
2.38%, 1/15/27	4,025,284	a	4,862,104
2.50%, 1/15/29	9,661,914	a,b	11,943,410
3.63%, 4/15/28	19,991,705	a,b	27,743,948
Total Bonds and Notes
(cost $310,480,003)			308,050,505

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,333,575)	1,333,575	[c]	1,333,575
Total Investments (cost $311,813,578)	99.9%		309,384,080
Cash and Receivables (Net)	.1%		431,500
Net Assets	100.0%		309,815,580

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Security, or portion thereof, on loan. At October 31, 2013, the value of the fund's securities on loan was
$102,615,378 and the value of the collateral held by the fund was $105,044,261, consisting of U.S. Government &
Agency securities.
c	Investment in affiliated money market mutual fund.

At October 31, 2013, net unrealized depreciation on investments was $2,429,498 of which $6,062,418 related to appreciated investment securities and $8,491,916 related to depreciated investment securities. At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government	99.5
Money Market Investment	.4
99.9

† Based on net assets.

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:+
Mutual Funds	1,333,575	-	-	1,333,575
U.S. Treasury	-	308,050,505	-	308,050,505

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--124.1%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--4.7%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	4,275,000		4,211,514
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	2,190,000		2,183,395
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	2,970,000		2,989,382
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	5,965,000		6,287,975
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	6,895,000		7,385,703
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	6,240,000		6,131,131
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	1,180,000		1,191,022
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	140,000		143,324
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	198,953		199,094
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	2,935,000		2,883,232
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	3,980,000		3,945,812
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	4,545,000		4,695,708
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. C	3.20	2/15/18	540,000		556,024
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	1,415,000		1,463,364
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	2,775,000		2,892,355
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	3,235,000		3,411,772
					50,570,807
Asset-Backed Ctfs./Home Equity Loans--.3%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.64	12/25/33	328,547	b	335,838
Citicorp Residential Mortgage
Trust, Ser. 2007-2, Cl. A3	6.08	6/25/37	1,480,594	b	1,497,911
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	1,208,171	b	1,230,425
					3,064,174
Asset-Backed Ctfs./Manufactured Housing--.1%
Origen Manufactured Housing
Contract Trust, Ser. 2005-B,
Cl. M2	6.48	1/15/37	1,157,059		1,248,211
Commercial Mortgage Pass-Through Ctfs.--4.5%
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	1,760,000	b,c	1,812,028
Extended Stay America Trust,

Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	6,430,000	c	6,343,269
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	4,595,000	b,c	4,592,266
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. E	2.48	3/6/20	1,730,000	b,c	1,730,695
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F	2.63	3/6/20	5,680,000	b,c	5,682,823
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. G	2.79	3/6/20	3,110,000	b,c	3,112,270
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. H	3.30	3/6/20	25,000	b,c	25,023
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	3,030,000	b,c	3,039,273
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. L	5.46	3/6/20	6,725,000	b,c	6,734,600
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2011-C3, Cl. A4	4.72	2/15/46	6,410,000	c	7,082,028
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2009-IWST, Cl. C	7.69	12/5/27	5,455,000	b,c	6,557,955
WFRBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. A4	3.67	11/15/44	2,085,000		2,162,325
					48,874,555
Consumer Discretionary--3.2%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	2,794,000		2,996,565
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	4,110,000	c	4,692,482
Dish DBS,
Gtd. Notes	4.25	4/1/18	2,685,000		2,731,987
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	3,725,000		3,978,054
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	6,595,000		7,315,735
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	1,700,000	c	1,818,735
News America,
Gtd. Notes	4.00	10/1/23	500,000	c	509,074
News America,
Gtd. Debs.	7.63	11/30/28	2,670,000		3,357,202
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	1,320,000	c	1,525,548
Staples,
Sr. Unscd. Notes	2.75	1/12/18	2,770,000		2,805,932
TCI Communications,
Sr. Unscd. Debs.	7.88	2/15/26	355,000		473,503
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	2,715,000		2,548,068
					34,752,885
Consumer Staples--3.7%
Altria Group,
Gtd. Bonds	4.00	1/31/24	805,000		809,707
Altria Group,
Gtd. Notes	4.75	5/5/21	1,475,000		1,591,833
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	1,395,000		1,318,016

CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	7,511,091	c	9,566,726
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	3,190,000		3,001,672
Mondelez International,
Sr. Unscd. Notes	6.88	2/1/38	3,075,000		3,769,393
Pernod-Ricard,
Sr. Unscd. Notes	4.25	7/15/22	1,715,000	c	1,750,147
Pernod-Ricard,
Sr. Unscd. Notes	4.45	1/15/22	4,670,000	c	4,835,743
Reynolds American,
Gtd. Notes	4.85	9/15/23	7,135,000		7,566,168
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	2,360,000		2,369,782
WM Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	3,325,000	c	3,400,737
					39,979,924
Energy--4.2%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	2,485,000		2,907,564
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	5,700,000	d	5,962,263
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	3,815,000		3,589,293
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.00	3/1/43	3,015,000		2,854,683
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.55	9/15/40	3,560,000		4,009,824
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	3,450,000	c	3,743,250
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	3,475,000		3,787,750
Petrobras Global Finance,
Gtd. Notes	4.38	5/20/23	2,980,000		2,783,600
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	4,000,000		4,087,092
Petrobras International Finance,
Gtd. Notes	6.75	1/27/41	1,515,000		1,504,471
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,185,000		1,213,545
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	995,000		1,048,249
Trans-Canada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	2,600,000		2,621,811
Unit,
Gtd. Notes	6.63	5/15/21	2,525,000		2,651,250
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	1,870,000		1,768,951
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	920,000		1,018,989
					45,552,585
Financial--13.5%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	6,375,000	c	6,382,901
AIG SunAmerica Global Financing X,
Sr. Scd. Notes	6.90	3/15/32	1,175,000	c	1,468,730
Ally Financial,

Gtd. Notes	4.63	6/26/15	5,975,000		6,251,087
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	4,051,000	b	4,526,993
AON,
Gtd. Notes	3.50	9/30/15	2,620,000		2,746,069
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	1,860,000		1,874,830
Bank of America,
Sr. Unscd. Notes	5.00	5/13/21	4,590,000		5,058,341
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	9,635,000		10,149,374
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	1,540,000		1,637,342
Cincinnati Financial,
Sr. Unscd. Notes	6.13	11/1/34	1,797,000		1,954,354
Cincinnati Financial,
Sr. Unscd. Debs.	6.92	5/15/28	1,331,000		1,613,016
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	2,930,000		3,164,400
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	5,170,000		5,886,154
Citigroup,
Sub. Notes	5.50	9/13/25	6,240,000		6,631,984
DDR,
Sr. Unscd. Notes	4.75	4/15/18	3,410,000		3,713,412
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	6,400,000		6,806,330
Duke Realty,
Gtd. Notes	8.25	8/15/19	5,000		6,284
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000		609,715
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000		164,637
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	905,000		1,067,979
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	1,395,000		1,683,761
Goldman Sachs Group,
Sr. Unscd. Notes	5.25	7/27/21	3,615,000		3,996,520
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	1,975,000		2,243,337
Hartford Financial Services Group,
Sr. Unscd. Notes	5.13	4/15/22	645,000		722,630
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	3,985,000		3,762,039
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	4,585,000		4,754,485
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	3,285,000		3,519,056
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	3,310,000		3,316,206
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.35	8/15/21	4,125,000		4,382,458
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,055,000		2,379,047
Liberty Mutual Group,
Gtd. Notes	6.50	5/1/42	1,475,000	c	1,653,499

Merrill Lynch & Co.,
Sub. Notes		5.70	5/2/17	785,000		871,937
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.40	8/28/17	35,000		40,707
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	3,215,000		3,624,218
Morgan Stanley,
Sr. Unscd. Notes		5.55	4/27/17	3,720,000		4,183,404
Nisource Capital Markets,
Sr. Unscd. Notes		7.86	3/27/17	105,000		117,941
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	5,090,000	c	4,819,741
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	3,380,000	b	3,447,600
Regency Centers,
Gtd. Notes		5.25	8/1/15	1,964,000		2,096,140
Regency Centers,
Gtd. Notes		5.88	6/15/17	210,000		234,969
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	3,770,000		3,862,923
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,995,000	b	7,000,817
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	6,685,000	c	6,775,842
WEA Finance,
Gtd. Notes		7.13	4/15/18	3,490,000	c	4,186,723
						145,389,932
Foreign/Governmental--8.4%
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes		3.38	9/26/16	2,425,000	c	2,455,312
Brazil Notas do Tesouro Nacional,
Sr. Notes, Ser. F	BRL	10.00	1/1/17	27,500,000		12,258,651
Brazil Notas do Tesouro Nacional,
Notes, Ser. F	BRL	10.00	1/1/23	12,100,000		5,112,982
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	530,000	c	538,612
Corporacion Andina de Fomento,
Sr. Unscd. Notes		3.75	1/15/16	3,845,000		4,041,964
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	5,545,000		6,032,960
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	5,440,000	c,d	5,548,800
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	6,045,000	c,d	6,007,219
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,800,000	c	1,856,250
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	3,070,000		3,116,050
Korea Finance,
Sr. Unscd. Notes		2.25	8/7/17	4,610,000		4,639,504
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	59,950,000		5,257,593
Peruvian Government,
Sr. Unscd. Notes	PEN	5.20	9/12/23	15,040,000		5,428,610
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	1,350,000		1,407,375

Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	3,160,000		3,460,200
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	4,325,000	c	5,596,169
Province of Quebec Canada,
Sr. Unscd. Notes		4.60	5/26/15	3,380,000		3,600,461
Republic of Korea,
Sr. Unscd. Notes		7.13	4/16/19	1,860,000		2,321,526
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	6,800,000	c	6,996,928
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	173,600,000		5,377,847
						91,055,013
Health Care--.9%
Biomet,
Gtd. Notes		6.50	8/1/20	2,720,000		2,903,600
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	2,480,000	c	2,627,250
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	4,355,000		4,393,886
						9,924,736
Industrial--1.1%
Bombardier,
Sr. Unscd. Notes		7.75	3/15/20	2,430,000	c	2,782,350
ERAC USA Finance,
Gtd. Notes		6.38	10/15/17	2,995,000	c	3,493,784
Waste Management,
Gtd. Notes		7.00	7/15/28	2,351,000		2,943,365
Waste Management,
Gtd. Notes		7.75	5/15/32	2,000,000		2,676,618
						11,896,117
Information Technology--.4%
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	1,195,000		1,191,275
Xerox,
Sr. Unscd. Notes		5.63	12/15/19	3,000,000		3,362,613
						4,553,888
Materials--2.7%
ArcelorMittal,
Sr. Unscd. Notes		4.25	3/1/16	4,350,000	b	4,513,125
Freeport-McMoRan Copper & Gold,
Gtd. Notes		5.45	3/15/43	3,230,000		3,031,810
Holcim US Finance Sarl & Cie,
Gtd. Notes		5.15	9/12/23	2,175,000	c	2,302,918
INEOS Finance,
Sr. Scd. Notes		7.50	5/1/20	2,615,000	c	2,869,963
LYB International Finance,
Gtd. Notes		4.00	7/15/23	4,320,000		4,358,470
Teck Resources,
Gtd. Notes		5.40	2/1/43	3,930,000	d	3,620,945
Teck Resources,
Gtd. Notes		6.25	7/15/41	2,470,000		2,453,234
Vale Overseas,
Gtd. Notes		4.38	1/11/22	3,240,000		3,186,598
Vale,
Sr. Unscd. Notes		5.63	9/11/42	3,090,000	d	2,804,382
						29,141,445

Municipal Bonds--2.0%
California,
GO (Build America Bonds)	7.30	10/1/39	3,705,000		4,830,727
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	5,105,000		4,627,019
New York City,
GO (Build America Bonds)	5.99	12/1/36	3,830,000		4,338,662
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.25	7/1/42	1,175,000		864,036
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	5.75	7/1/37	2,800,000		2,189,068
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/29	1,175,000		858,972
Puerto Rico Electric Power
Authority, Power Revenue	5.25	7/1/40	3,040,000		2,233,731
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	1,780,000		1,351,803
					21,294,018
Residential Mortgage Pass-Through Ctfs.--.2%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	177,825		180,843
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.92	2/25/36	1,265,482	b	1,166,015
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.67	2/25/36	1,023,452	b	970,139
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	632	b	516
Residential Funding Mortgage
Securities I Trust,
Ser. 2004-S3, Cl. M1	4.75	3/25/19	264,272		261,111
					2,578,624
Telecommunications--3.4%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	2,165,000		2,788,630
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	2,880,000	c	2,800,800
Intelsat Jackson Holding,
Gtd. Notes	7.25	4/1/19	2,605,000		2,819,913
Rogers Communications,
Gtd. Notes	4.10	10/1/23	2,550,000		2,621,443
SBA Tower Trust,
Mortgage Bonds	3.60	4/16/43	6,210,000	c	6,238,625
Telecom Italia Capital,
Gtd. Notes	7.20	7/18/36	6,080,000		5,933,679
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	2,550,000		2,827,282
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	5,825,000		6,782,216
Virgin Media Secured Finance,
Sr. Scd. Notes	5.25	1/15/21	1,065,000		1,082,237
West,
Gtd. Notes	7.88	1/15/19	2,605,000		2,832,938
					36,727,763
U.S. Government Agencies--.0%
Small Business Administration

Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	53,606		57,667
U.S. Government Agencies/Mortgage-Backed--28.3%
Federal Home Loan Mortgage Corp.:
4.00%			25,755,000	e,f	27,026,653
5.00%, 10/1/18 - 9/1/40			1,123,869	e	1,224,822
5.50%, 11/1/22 - 5/1/40			3,930,393	e	4,261,145
6.00%, 7/1/17 - 12/1/37			1,571,245	e	1,721,097
6.50%, 9/1/29 - 3/1/32			209,247	e	243,839
7.00%, 11/1/31			94,561	e	107,237
7.50%, 12/1/25 - 1/1/31			22,285	e	24,716
8.00%, 10/1/19 - 1/1/28			7,116	e	8,182
8.50%, 7/1/30			497	e	625
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			105,860	e	106,162
Multiclass Mortgage
Participation Ctfs., REMIC,
Ser. 51, Cl. E, 10.00%,
7/15/20			63,924	e	73,357
Federal National Mortgage Association:
2.50%			11,620,000	e,f	11,739,831
3.00%			42,215,000	e,f	42,313,111
3.50%			60,150,000	e,f	61,710,141
4.00%			37,450,000	e,f	39,462,938
4.50%			37,155,000	e,f	39,784,879
5.00%			29,325,000	e,f	31,895,527
4.50%, 11/1/14			721	e	765
5.00%, 5/1/18 - 9/1/40			3,559,224	e	3,873,254
5.50%, 8/1/22 - 8/1/40			10,816,956	e	11,859,728
6.00%, 1/1/19 - 1/1/38			1,447,753	e	1,585,795
6.50%, 3/1/26 - 10/1/32			70,494	e	78,733
7.00%, 9/1/14 - 7/1/32			39,676	e	44,972
7.50%, 10/1/15 - 3/1/31			11,419	e	12,455
8.00%, 12/1/25			11,021	e	12,492
Pass-Through Ctfs.,REMIC,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18			32,770	e	36,115
Government National Mortgage Association I:
5.50%, 4/15/33			1,190,506		1,307,794
6.50%, 4/15/28 - 9/15/32			38,000		42,685
7.00%, 12/15/26 - 9/15/31			11,037		12,057
7.50%, 12/15/26 - 11/15/30			2,208		2,249
8.00%, 5/15/26 - 10/15/30			15,835		17,093
8.50%, 4/15/25			3,699		4,287
9.00%, 10/15/27			8,580		8,817
9.50%, 2/15/25			2,122		2,363
9.50%, 11/15/17			39,659		42,195
Government National Mortgage Association II:
4.50%			22,510,000	f	24,391,694
6.50%, 2/20/31 - 7/20/31			80,584		91,902
7.00%, 11/20/29			261		300
					305,132,007
U.S. Government Securities--39.8%
U.S. Treasury Notes:
0.13%, 7/31/14			60,555,000	d	60,565,658

0.25%, 1/31/14			127,835,000		127,904,926
1.75%, 5/31/16			18,905,000		19,530,491
2.13%, 5/31/15			111,050,000		114,346,852
2.38%, 7/31/17			101,555,000		107,084,974
					429,432,901
Utilities--2.7%
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	473,000		521,847
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000		70,314
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000		763,226
Electricite de France,
Sub. Notes	5.25	1/29/49	5,815,000	b,c	5,726,472
Enel Finance International,
Gtd. Notes	6.80	9/15/37	4,650,000	c	4,822,506
Enel,
Sub. Bonds	8.75	9/24/73	1,415,000	b,c	1,538,176
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	2,200,000		2,408,228
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	355,000		374,228
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000		505,751
Nisource Finance,
Gtd. Notes	4.45	12/1/21	3,295,000		3,423,353
Nisource Finance,
Gtd. Notes	5.65	2/1/45	4,435,000		4,606,568
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	3,060,000		3,470,279
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000		696,863
					28,927,811
Total Bonds and Notes
(cost $1,316,080,313)					1,340,155,063
			Face Amount
			Covered by
Option Purchased--.0%			Contracts ($)		Value ($)
Put Options
3-Month USD LIBOR-BBA,
December 2013 @ $3.15
(cost $520,422)			27,800,000	[g]	28,417
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.03%, 1/2/14
(cost $1,214,931)			1,215,000	[h]	1,214,953

Other Investment--.2%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,055,361)			2,055,361	[i]	2,055,361
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash

Advantage Fund
(cost $6,002,700)	6,002,700 [i]	6,002,700
Total Investments (cost $1,325,873,727)	124.9%	1,349,456,494
Liabilities, Less Cash and Receivables	(24.9%)	(269,318,778)
Net Assets	100.0%	1,080,137,716

BBA--British Bankers Association
GO--General Obligation
LIBOR--London Interbank Offered Rate
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EUR--Euro
MXN--Mexican New Peso
PEN--Peruvian New Sol
RUB--Russian Ruble
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, these securities were valued at $168,044,242 or 15.6% of net assets.
d	Security, or portion thereof, on loan. At October 31, 2013, the value of the fund's securities on loan was
$21,470,432 and the value of the collateral held by the fund was $21,946,780, consisting of cash collateral of
$6,002,700 and U.S. Government and agency securities valued at $15,944,080.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Purchased on a forward commitment basis.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open financial futures contracts.
i	Investment in affiliated money market mutual fund.

At October 31, 2013, net unrealized appreciation on investments was $24,092,581 of which $30,268,277 related to appreciated investment securities and $6,175,696 related to depreciated investment securities. At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	68.1
Corporate Bonds	35.8
Foreign/Governmental	8.4
Asset-Backed	5.1
Commercial Mortgage-Backed	4.5
Municipal Bonds	2.0
Short-Term/Money Market Investments	.8
Residential Mortgage-Backed	.2
Option Purchased	.0

124.9

STATEMENT OF FINANCIAL FUTURES
October 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2013 ($)

Financial Futures Long
U.S. Treasury Ultra Long Bonds	164	23,631,375	December 2013	(184,313)

Financial Futures Short
U.S. Treasury 10 Year Notes	948	(120,736,687)	December 2013	(905,484)
U.S. Treasury Long Bonds	71	(9,571,688)	December 2013	(172,123)
				(1,261,920)

STATEMENT OF OPTIONS WRITTEN
October 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Put Option:
3-Month USD LIBOR-BBA,
December 2013 @ $3.45	55,600,000	a	(10,608)
(premium received $520,422)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-U.S. Dollar

a Non-income producing security.

STATEMENT OF FORWARD FOREIGN EXCHANGE CURRENCY CONTRACTS
October 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Brazilian Real,
Expiring:
12/3/2013 a	20,340,000	9,237,714	9,007,852	229,862
1/3/2014 a	18,000,000	8,121,827	7,915,381	206,446

Euro,
Expiring
11/27/2013 b	4,160,000	5,740,758	5,648,604	92,154

Mexican New Peso,
Expiring
11/27/2013 c	72,180,000	5,608,665	5,520,291	88,374

Peruvian New Sol,
Expiring
11/27/2013 a	15,210,000	5,495,935	5,465,523	30,412

Russian Ruble,
Expiring
11/27/2013 d	173,440,000	5,437,843	5,382,579	55,264

				702,512

Counterparties:

a	Morgan Stanley Capital Services
b	Deutsche Bank
c	Goldman Sachs International
d	JP Morgan Chase Bank

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	54,883,192	-	54,883,192
Commercial Mortgage-Backed	-	48,874,555	-	48,874,555
Corporate Bonds+	-	386,847,086	-	386,847,086
Foreign Government	-	91,055,013	-	91,055,013
Municipal Bonds	-	21,294,018	-	21,294,018
Mutual Funds	8,058,061	-	-	8,058,061
Residential Mortgage-Backed	-	2,578,624	-	2,578,624
U.S. Government Agencies/Mortgage-Backed	-	305,189,674	-	305,189,674
U.S. Treasury	-	430,647,854	-	430,647,854
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	702,512	-	702,512
Options Purchased	-	28,417	-	28,417
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(1,261,920)	-	-	(1,261,920)
Options Written	-	(10,608)	-	(10,608)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.2%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--7.5%
Ally Master Owner Trust,
Ser. 2010-4, Cl. A	1.24	8/15/17	780,000	b	787,966
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	840,000		827,526
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	415,000		413,748
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	655,000		659,275
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	1,200,000		1,233,659
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	1,590,000		1,676,091
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	1,310,000		1,403,230
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	440,000		432,323
CarMax Auto Owner Trust,
Ser. 2010-3, Cl. C	2.59	8/15/16	450,000		458,241
CarMax Auto Owner Trust,
Ser. 2010-1, Cl. B	3.75	12/15/15	185,000		186,728
CarMax Auto Owner Trust,
Ser. 2010-2, Cl. B	3.96	6/15/16	2,615,000		2,677,083
Exeter Automobile Receivables
Trust, Ser. 2013-2A, Cl. B	3.09	7/16/18	1,250,000	c	1,260,129
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. C	1.89	5/15/17	428,799	c	429,335
Santander Drive Auto Receivables
Trust, Ser. 2010-2, Cl. B	2.24	12/15/14	35,485		35,510
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	575,000		564,858
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	755,000		748,515
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	1,460,000		1,435,151
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	1,180,000		1,219,128
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	285,000		294,741
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	620,000		653,879
SMART Trust,
Ser. 2013-2US, Cl. A4A	1.18	2/14/19	1,540,000		1,524,446
					18,921,562
Asset-Backed Ctfs./Equipment--.7%
CNH Equipment Trust,
Ser. 2011-A, Cl. A4	2.04	10/17/16	1,850,000		1,877,508
Asset-Backed Ctfs./Home Equity Loans--1.0%
Ameriquest Mortgage Securities,

Ser. 2003-11, Cl. AF6	5.46	12/25/33	410,684	b	419,798
Citicorp Residential Mortgage
Securities, Ser. 2007-2, Cl. A3	6.08	6/25/37	2,141,371	b	2,166,417
					2,586,215
Commercial Mortgage Pass-Through Ctfs.--2.8%
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A5	4.81	12/10/42	85,000		87,602
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2005-6, Cl. A4	5.36	9/10/47	895,000	b	959,768
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PW12, Cl. AAB	5.87	9/11/38	135,694	b	136,782
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PW17, Cl. AAB	5.70	6/11/50	895,371		927,500
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	600,000	b	671,688
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	825,000	b	935,162
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	415,000	b,c	427,268
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. B	1.73	3/6/20	1,630,000	b,c	1,629,030
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. F	2.63	3/6/20	730,000	b,c	730,363
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. K	4.80	3/6/20	350,000	b,c	351,071
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2006-CB14, Cl. ASB	5.51	12/12/44	135,873	b	140,974
					6,997,208
Consumer Discretionary--2.6%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	620,000		664,950
Comcast,
Gtd. Notes	5.90	3/15/16	655,000		732,131
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	650,000	c	742,120
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	1,130,000	c	1,136,296
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	580,000		627,850
NBCUniversal Media,
Gtd. Notes	3.65	4/30/15	700,000		732,584
Staples,
Sr. Unscd. Notes	2.75	1/12/18	620,000		628,043
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	555,000		611,941
Walgreen,
Sr. Unscd. Notes	1.00	3/13/15	730,000		733,026
					6,608,941
Consumer Staples--2.1%

ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	1,390,000		1,381,817
Lorillard Tobacco,
Gtd. Notes	2.30	8/21/17	940,000		950,381
Mondelez International,
Sr. Unscd. Notes	6.13	2/1/18	530,000		615,926
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	650,000	c	678,733
WM Wrigley Jr.,
Sr. Unscd. Notes	2.00	10/20/17	1,720,000	c	1,736,638
					5,363,495
Energy--3.4%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	535,000		625,975
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,235,000		1,283,681
EQT,
Sr. Unscd. Notes	8.13	6/1/19	215,000		265,108
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000		964,826
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.95	2/15/18	550,000		635,059
Oasis Petroleum,
Gtd. Notes	6.88	3/15/22	775,000	c	840,875
Petrobras Global Finance,
Gtd. Notes	3.00	1/15/19	2,020,000		1,927,266
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	595,000		616,366
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	140,000		143,372
Unit,
Gtd. Notes	6.63	5/15/21	560,000		588,000
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	405,000		383,115
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	450,000		450,968
					8,724,611
Financial--13.3%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	760,000	c	760,942
Ally Financial,
Gtd. Notes	4.63	6/26/15	1,200,000		1,255,448
American Express,
Sr. Unscd. Notes	7.25	5/20/14	575,000		596,314
American International Group,
Sr. Unscd. Notes	6.40	12/15/20	925,000		1,111,348
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000	b	236,910
AON,
Gtd. Notes	3.50	9/30/15	695,000		728,442
Bank of America,
Sr. Unscd. Notes	2.60	1/15/19	430,000		433,428
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,020,000		1,085,988
Bank of America,

Sr. Unscd. Notes	5.65	5/1/18	145,000		165,564
BBVA US Senior,
Bank Gtd. Notes	4.66	10/9/15	1,805,000		1,901,362
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	365,000		388,071
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	555,000		599,400
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	1,000,000		1,088,146
Citigroup,
Sr. Unscd. Notes	4.75	5/19/15	76,000		80,291
DDR,
Sr. Unscd. Notes	4.75	4/15/18	650,000		707,835
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	575,000		611,506
ERAC USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000	c	1,204,141
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000		382,457
Ford Motor Credit,
Sr. Unscd. Notes	3.88	1/15/15	1,750,000		1,811,864
Ford Motor Credit,
Sr. Unscd. Notes	4.21	4/15/16	695,000		742,214
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	340,000		377,157
Genworth Holdings,
Gtd. Notes	7.20	2/15/21	1,060,000		1,250,892
Genworth Holdings,
Gtd. Notes	7.70	6/15/20	320,000		386,239
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	2/7/16	680,000		718,120
Goldman Sachs Group,
Sr. Unscd. Notes	5.75	1/24/22	405,000		460,026
Hartford Financial Services Group,
Sr. Unscd. Notes	4.00	10/15/17	600,000		646,096
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	490,000		489,671
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	905,000		938,453
Hyundai Capital Services,
Sr. Unscd. Notes	4.38	7/27/16	400,000	c	427,938
International Lease Finance,
Sr. Unscd. Notes	5.75	5/15/16	625,000		669,531
International Lease Finance,
Sr. Unscd. Notes	6.63	11/15/13	535,000		536,003
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	565,000	c	598,375
Morgan Stanley,
Sr. Unscd. Notes	2.13	4/25/18	1,140,000		1,134,641
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	650,000		687,268
Morgan Stanley,
Sr. Unscd. Notes	4.10	1/26/15	660,000		683,835
Morgan Stanley,
Sr. Unscd. Notes	5.50	7/28/21	560,000		631,279

PNC Bank,
Sub. Notes		6.88	4/1/18	600,000		722,298
Principal Life Global Funding II,
Scd. Notes		1.00	12/11/15	1,970,000	c	1,975,226
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	725,000		742,870
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,210,000	b	1,413,009
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	1,925,000	c	1,951,159
WEA Finance,
Gtd. Notes		7.13	4/15/18	460,000	c	551,832
						33,883,589
Foreign/Governmental--5.1%
Banco Nacional de Desenvolvimento
EconTmico e Social, Sr. Unscd.
Notes		3.38	9/26/16	650,000	c	658,125
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	200,000	c	203,250
Ecopetrol,
Sr. Unscd. Notes		5.88	9/18/23	1,235,000		1,343,680
Eurasian Development Bank,
Sr. Unscd. Notes		5.00	9/26/20	1,245,000	c,d	1,269,900
Gazprom,
Sr. Unscd. Notes		4.95	7/19/22	1,350,000	c	1,341,563
Hungarian Development Bank,
Sr. Unscd. Notes		6.25	10/21/20	445,000	c	458,906
Indonesia Eximbank,
Sr. Unscd. Notes		3.75	4/26/17	590,000		598,850
Korea Finance,
Govt. Gtd. Notes		2.25	8/7/17	1,200,000	d	1,207,680
Mexican Government,
Bonds, Ser. M	MXN	8.00	12/7/23	7,000,000		613,897
Peruvian Government,
Sr. Unscd. Notes	PEN	5.20	9/12/23	1,770,000		638,872
Petroleos Mexicanos,
Gtd. Notes		3.50	7/18/18	1,100,000		1,127,500
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	600,000		625,500
Portuguese Government,
Sr. Unscd. Bonds	EUR	5.65	2/15/24	500,000	c	646,956
Russian Government,
Sr. Unscd. Bonds		3.50	1/16/19	1,600,000	c	1,646,336
Russian Government,
Bonds, Ser. 6215	RUB	7.00	8/16/23	20,220,000		626,383
						13,007,398
Health Care--1.0%
Actavis,
Sr. Unscd. Notes		3.25	10/1/22	525,000		500,729
Biomet,
Gtd. Notes		6.50	8/1/20	600,000		640,500
Tenet Healthcare,
Sr. Scd. Notes		6.00	10/1/20	555,000	c	587,953
WellPoint,
Sr. Unscd. Notes		1.25	9/10/15	835,000		842,456

					2,571,638
Industrial--.4%
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000		777,396
Xerox,
Sr. Unscd. Notes	5.63	12/15/19	215,000		240,987
					1,018,383
Information Technology--.3%
Hewlett-Packard,
Sr. Unscd. Notes	2.13	9/13/15	405,000		412,210
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	345,000		343,925
					756,135
Materials--1.3%
ArcelorMittal,
Sr. Unscd. Notes	4.25	3/1/16	605,000	b	627,687
Freeport-McMoRan Copper & Gold,
Sr. Unscd. Notes	2.15	3/1/17	620,000		623,048
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	580,000	c	636,550
Vale Overseas,
Gtd. Notes	4.38	1/11/22	650,000		639,287
Vale Overseas,
Gtd. Notes	6.25	1/23/17	600,000		677,225
					3,203,797
Municipal Bonds--.3%
Puerto Rico Electric Power
Authority, Power Revenue	5.75	7/1/36	915,000		694,888
Residential Mortgage Pass-Through Ctfs.--.1%
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-7, Cl. 6A1	5.25	10/25/19	176,368		179,361
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	2.69	12/25/34	171,237	b	169,441
					348,802
Telecommunication Services--2.4%
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	465,000		598,944
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	645,000	c	627,263
SBA Tower Trust,
Mortgage Bonds	3.60	4/15/43	1,280,000	c	1,285,900
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	855,000		908,022
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	1,795,000		1,911,208
West,
Gtd. Notes	7.88	1/15/19	580,000		630,750
					5,962,087
U.S. Government Agencies--9.1%
Federal Home Loan Mortgage Corp.,
Notes	1.25	8/1/19	6,450,000	d,e	6,245,870
Federal Home Loan Mortgage Corp.,
Notes	4.88	11/15/13	11,625,000	d,e	11,646,925

Federal National Mortgage
Association, Notes	0.88	8/28/17	5,100,000	d,e	5,070,313
					22,963,108
U.S. Government Agencies/Mortgage-Backed--.1%
Federal Home Loan Mortgage Corp.,
6.50%, 6/1/32			573	e	633
Federal National Mortgage Association;
Gtd. Pass-Through Ctfs.,
REMIC, Ser. 2003-49,
Cl. JE, 3.00%, 4/25/33			113,806	e	118,183
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31			9,574		11,096
7.50%, 11/20/29 - 12/20/30			9,553		11,186
					141,098
U.S. Government Securities--43.4%
U.S. Treasury Notes:
0.13%, 7/31/14			19,505,000	d	19,508,433
1.75%, 5/31/16			65,970,000		68,152,683
2.13%, 5/31/15			21,725,000	d	22,369,972
					110,031,088
Utilities--1.3%
Duke Energy Carolinas,
First Mortgage Bonds	5.10	4/15/18	800,000		914,994
Enel,
Sub. Bonds	8.75	9/24/73	300,000	b,c	326,115
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	515,000		591,346
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000		821,260
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000		493,324
					3,147,039
Total Bonds and Notes
(cost $248,639,573)					248,808,590
			Face Amount
			Covered by
Options Purchased--.0%			Contracts ($)		Value ($)
Put Options
3-Month USD LIBOR-BBA,
December 2013 @ $3.15
(cost $114,568)			6,120,000		6,256
			Principal
Short-Term Investments--.1%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 1/2/14
(cost $244,985)			245,000	[f]	244,990

Other Investment--1.0%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,547,170)			2,547,170	[g]	2,547,170
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $1,294,800)	1,294,800 [g]	1,294,800
Total Investments (cost $252,841,096)	99.8%	252,901,806
Cash and Receivables (Net)	.2%	606,149
Net Assets	100.0%	253,507,955

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate
REIT--Real Estate Investment Trust
REMIC--Real Estate Mortgage Investment Conduit
USD--U.S. Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
MXN--Mexican New Peso
PEN--Peruvian New Sol
RUB--Russian Ruble
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2013, these securities were valued at $27,120,288 or 10.7% of net assets.
d	Security, or portion thereof, on loan. At October 31, 2013 the value of the fund's securities on loan was
$50,750,487 and the value of the collateral held by the fund was $52,204,843, consisting of cash collateral of
$1,294,800 and U.S. Government & Agency securities valued at $50,910,043.
e	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f	Held by or on behalf of a counterparty for open financial futures contracts.
g	Investment in affiliated money market mutual fund.

At October 31, 2013, net unrealized appreciation on investments was $172,943 of which $3,001,949 related to appreciated investment securities and $2,829,006 related to depreciated investment securities. At October 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government Agencies/Mortgage-Backed	52.6
Corporate Bonds	28.1
Asset-Backed	9.2
Foreign/Governmental	5.1
Commercial Mortgage-Backed	2.8
Short-Term/Money Market Investments	1.6
Municipal Bonds	.3
Residential Mortgage-Backed	.1
Options Purchased	.0
99.8

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
October 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2013 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	195	42,981,656	December 2013	136,500
U.S. Treasury 5 Year Notes	22	2,677,125	December 2013	47,352
Financial Futures Short
U.S. Treasury 10 Year Notes	241	(30,693,609)	December 2013	(640,795)

Gross Unrealized Appreciation				183,852
Gross Unrealized Depreciation				(640,795)

STATEMENT OF OPTIONS WRITTEN
October 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)
Put Options:
3-Month USD LIBOR-BBA,
December 2013 @ $3.45	12,240,000	(2,335)
(premium received $114,568)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-U.S. Dollar

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
October 31, 2013 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

Euro,
Expiring
11/27/2013a	480,000	662,395	651,762	10,633

Mexican New Peso,
Expiring
11/27/2013b	8,430,000	655,044	644,722	10,322

Peruvian New Sol,
Expiring
11/27/2013c	1,790,000	646,793	643,214	3,579

Russian Ruble,
Expiring
11/27/2013d	20,200,000	633,328	626,892	6,436
				30,970

Counterparties:

a	Deutsche Bank
b	Goldman Sachs International
c	Morgan Stanley Capital Services
d	JP Morgan Chase Bank

The following is a summary of the inputs used as of October 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	23,385,285	-	23,385,285
Commercial Mortgage-Backed	-	6,997,208	-	6,997,208
Corporate Bonds+	-	71,239,715	-	71,239,715
Foreign Government	-	13,007,398	-	13,007,398
Municipal Bonds	-	694,888	-	694,888
Mutual Funds	3,841,970	-	-	3,841,970
Residential Mortgage-Backed	-	348,802	-	348,802
U.S. Government Agencies/Mortgage-Backed	-	23,104,206	-	23,104,206
U.S. Treasury	-	110,276,078	-	110,276,078
Other Financial Instruments:
Financial Futures++	183,852	-	-	183,852
Forward Foreign Currency Exchange Contracts++	-	30,970	-	30,970
Options Purchased	-	6,256	-	6,256
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(640,795)	-	-	(640,795)
Options Written	-	(2,335)	-	(2,335)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 18, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	December 18, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)